Property and Equipment, Net - Components of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 885	$ 745
Less: accumulated depreciation	(505)	(390)
Total property and equipment, net	380	355
Lab Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	370	363
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	36
Computer and Office Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 479	$ 382